UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
OPERATING ACTIVITIES
Net (loss)/income		$ (18,525)	$ 44,047
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Depreciation and amortization		42,808	50,578
Equity in net earnings of affiliate		(1,592)	0
Movement in deferred tax liability		2,565	819
Amortization of deferred charges and Partnership guarantee		1,348	4,287
Drydocking expenditure		(9,492)	(4,911)
Foreign exchange losses/(gain)		600	(408)
Unit options expense		118	116
Dividends received from affiliate		837	0
Interest element included in obligation under capital lease, net		(7)	(34)
Gain on recognition of net investment in leased vessel		(4,195)	0
Sales-type lease payments received in deficit of sales-type lease interest income		(559)	0
Change in market value of derivatives		42,975	(22,997)
Change in assets and liabilities:
Trade accounts receivable		8,431	3,034
Inventories		(1,555)	(504)
Other current assets and other non-current assets		287	1,071
Amount due to/(from) related parties		6,121	(2,860)
Trade accounts payable		(2,146)	(3,254)
Accrued expenses		3,406	(5,029)
Other current and non-current liabilities		(4,504)	(380)
Net cash provided by operating activities		66,921	63,575
INVESTING ACTIVITIES
Additions to vessels and equipment		(8,751)	(4,691)
Acquisition of Hilli Common Units		(10,296)	0
Dividends received from affiliate		5,796	0
Net cash used in investing activities		(13,251)	(4,691)
FINANCING ACTIVITIES
Proceeds from issuance of equity, net of issue costs		0	13,854
Repayment of debt, including related parties		(42,531)	(113,019)
Proceeds from debt		25,000	1,419
Repayments of obligation under capital lease		(782)	(652)
Advances from related party for Methane Princess lease security deposit		299	328
Cash distributions paid		(63,347)	(89,236)
Financing costs paid		0	(1,699)
Common units buy-back and cancellation		0	(9,477)
Net cash used in financing activities		(81,361)	(198,482)
Effect of exchange rate changes on cash		(1,126)	(2,453)
Net decrease in cash, cash equivalents and restricted cash	[1]	(28,817)	(142,051)
Cash, cash equivalents and restricted cash at beginning of period	[1],[2]	269,092	429,887
Cash, cash equivalents and restricted cash at end of period	[1],[2]	$ 240,275	$ 287,836

[1]	Included within restricted cash are security deposits for our capital lease, debt facility and performance guarantees issued to the charterers.
[2]	The following table identifies the balance sheet line-items included in ‘cash, cash equivalents and restricted cash’ presented in the consolidated statements of cash flows:

	June 30,	December 31,	June 30,	December 31,
(in thousands of $)	2019	2018	2018	2017
Cash and cash equivalents	62,059	96,648	115,877	246,954
Restricted cash and short-term deposits - current	42,756	31,330	22,356	27,306
Restricted cash - non-current	135,460	141,114	149,603	155,627
	240,275	269,092	287,836	429,887